Employee benefit expenses	12 Months Ended
Jun. 30, 2026
Employee benefit expenses
Employee benefit expenses
7	Employee benefit expenses

7.1Employee benefit expenses and average number of people employed

	2026	2025	2024
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(263,653)	(271,568)	(316,341)
Social security costs	(32,772)	(35,755)	(41,435)
Share-based payments (Note 28)	(1,773)	(1,581)	(1,969)
Pension costs – defined contribution schemes (Note 29.2)	(3,827)	(4,352)	(4,974)
	(302,025)	(313,256)	(364,719)
Termination benefits recognised in exceptional items (included in Note 6)	(5,588)	(34,579)	(12,334)
Total employee benefit expenses including exceptional items	(307,613)	(347,835)	(377,053)

Details of the pension arrangements offered by the Company and the Group are disclosed in Note 29.

The average number of employees during the year, including directors, was as follows:

	2026	2025	2024
	Number	Number	Number
By activity:
Football – men’s and women’s players	150	133	136
Football - technical and coaching	133	164	193
Commercial	95	129	170
Media	61	82	111
Administration and other	369	424	530
Average number of employees	808	932	1,140

The Group also employs approximately 2,614 temporary staff to perform, among other things, catering, security, ticketing, hospitality and marketing services during Matchdays at Old Trafford (2025: 2,238; 2024: 2,875), the costs of which are included in the employee benefit expense above.

7.2Key management compensation

Key management includes directors (executive and non-executive) of the Company. The compensation paid or payable to key management for employee services, which is included in the employee benefit expense table above, is shown below:

	2026	2025	2024
	£’000	£’000	£’000
Short-term employee benefits	(4,510)	(6,709)	(2,938)
Share-based payments	(1,110)	(1,206)	(2,341)
Termination benefits	—	—	(5,725)
Post-employment benefits	—	—	(26)
	(5,620)	(7,915)	(11,030)